Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Vs. Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on:		Net Income (in thousands)	Adjusted Diluted EPS (Non-GAAP)
					Total Shareholder Return (“TSR”)	Peer Group TSR(4)
2024	$3,512,565	$3,617,813	$2,039,419	$1,791,246	$116.18	$139.40	$195,457	$2.76
2023	2,808,744	2,188,363	1,787,796	1,415,290	106.47	107.45	144,678	3.15
2022	3,527,390	3,047,526	2,063,465	1,847,105	115.35	104.16	166,068	3.00
2021	3,190,763	3,483,712	1,942,720	2,086,277	113.42	128.06	175,892	2.98
2020	2,831,065	2,635,989	1,342,327	1,339,723	98.38	89.66	83,651	1.93
	(Mr. Waycaster)	(Mr. Waycaster)
2020	2,446,155	2,066,855
	(Mr. McGraw)	(Mr. McGraw)

Named Executive Officers, Footnote	For 2024, 2023, 2022 and 2021, C. Mitchell Waycaster, our chief executive officer, was our PEO. In 2020, E. Robinson McGraw retired as chief executive officer in May 2020, succeeded by Mr. Waycaster; prior to his retirement, Mr. McGraw was our PEO.
(2)For 2024, 2023, 2022 and 2021, our named executive officers other than our PEO were James C. Mabry IV, E. Robinson McGraw, Kevin D. Chapman and Curtis J. Perry. As discussed in note 1 above, in 2020 Mr. McGraw was our chief executive officer, and PEO, until May 2020. As required by SEC rules, we had an additional named executive officer in 2020, who was J. Scott Cochran.

Peer Group Issuers, Footnote			We use the S&P U.S. BMI Banks - Southeast Region Index as the peer group in the table, which is the same peer group that we use for purposes of the stock performance graph contained in our Annual Report on Form 10-K for the year ended December 31, 2024. The S&P U.S. BMI Banks - Southeast Region Index, is a peer group of 50 regional bank holding companies, whose common stock is traded either on the New York Stock Exchange, NYSE Amex or NASDAQ, and which are headquartered in Alabama, Arkansas, Florida, Georgia, Mississippi, North Carolina, South Carolina, Tennessee, Virginia and West Virginia.
PEO Total Compensation Amount			$ 3,512,565	$ 2,808,744	$ 3,527,390	$ 3,190,763
PEO Actually Paid Compensation Amount			$ 3,617,813	2,188,363	3,047,526	3,483,712
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the tables below.

	2024 (Waycaster)	2023 (Waycaster)	2022 (Waycaster)	2021 (Waycaster)	2020 (Waycaster)	2020 (McGraw)
SCT Total Compensation	$3,512,565	$2,808,744	$3,527,390	$3,190,763	$2,831,065	$2,446,155
Less: Stock Award Values Reported in SCT for the Covered Year	(1,239,222)	(1,304,934)	(1,186,635)	(1,113,326)	(1,062,600)	(916,847)
Plus: Fair Value of Outstanding Unvested Stock Awards Granted in the Covered Year	1,315,386	1,202,443	1,164,763	1,254,475	1,010,400	871,807
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	94,999	(181,854)	(17,300)	178,336	(53,992)	(18,427)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	21,095	(64,624)	(5,400)	50,237	(13,050)	(15,660)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	(71,429)	(258,258)	(435,292)	(76,773)	(24,250)	(29,099)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(15,581)	(13,154)	—	—	(51,584)	(271,074)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	$3,617,813	$2,188,363	$3,047,526	$3,483,712	$2,635,989	$2,066,855

Non-PEO NEO Average Total Compensation Amount			$ 2,039,419	1,787,796	2,063,465	1,942,720	$ 1,342,327
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,791,246	1,415,290	1,847,105	2,086,277	1,339,723
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the tables below.

	2024 (Non-PEO NEOs)	2023 (Non-PEO NEOs)	2022 (Non-PEO NEOs)	2021 (Non-PEO NEOs)	2020 (Non-PEO NEOs)
SCT Total Compensation	$2,039,419	$1,787,796	$2,063,465	$1,942,720	$1,342,327
Less: Stock Award Values Reported in SCT for the Covered Year	(750,553)	(750,256)	(658,486)	(646,352)	(541,701)
Plus: Fair Value of Outstanding Unvested Stock Awards Granted in the Covered Year	505,516	725,492	748,477	750,699	642,035
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	49,813	(110,060)	(9,615)	86,005	(30,364)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	6,685	(47,427)	(24,189)	38,249	(57,226)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	(24,192)	(143,854)	(272,547)	(61,765)	(15,348)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(35,442)	(46,401)	—	(23,279)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—
Compensation Actually Paid	$1,791,246	$1,415,290	$1,847,105	$2,086,277	$1,339,723

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

•Diluted earnings per share	•Efficiency ratio
•Return on average tangible common equity (non-GAAP)	•Return on average assets (PPNR) (non-GAAP)
•Total shareholder return

Total Shareholder Return Amount			$ 116.18	106.47	115.35	113.42	98.38
Peer Group Total Shareholder Return Amount			139.40	107.45	104.16	128.06	89.66
Net Income (Loss)			$ 195,457,000	$ 144,678,000	$ 166,068,000	$ 175,892,000	$ 83,651,000
Company Selected Measure Amount | $ / shares			2.76	3.15	3.00	2.98	1.93
PEO Name	E. Robinson McGraw	C. Mitchell Waycaster	C. Mitchell Waycaster	C. Mitchell Waycaster	C. Mitchell Waycaster	C. Mitchell Waycaster
Measure:: 1
Pay vs Performance Disclosure
Name			•Diluted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name			•Return on average tangible common equity (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name			•Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name			•Efficiency ratio
Measure:: 5
Pay vs Performance Disclosure
Name			•Return on average assets (PPNR) (non-GAAP)
Waycaster [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,512,565	$ 2,808,744	$ 3,527,390	$ 3,190,763	$ 2,831,065
PEO Actually Paid Compensation Amount			3,617,813	2,188,363	3,047,526	3,483,712	2,635,989
McGraw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							2,446,155
PEO Actually Paid Compensation Amount							2,066,855
PEO | Waycaster [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,581)	(13,154)	0	0	(51,584)
PEO | Waycaster [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Waycaster [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,239,222)	(1,304,934)	(1,186,635)	(1,113,326)	(1,062,600)
PEO | Waycaster [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,315,386	1,202,443	1,164,763	1,254,475	1,010,400
PEO | Waycaster [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			94,999	(181,854)	(17,300)	178,336	(53,992)
PEO | Waycaster [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,095	(64,624)	(5,400)	50,237	(13,050)
PEO | Waycaster [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(71,429)	(258,258)	(435,292)	(76,773)	(24,250)
PEO | McGraw [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(271,074)
PEO | McGraw [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | McGraw [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(916,847)
PEO | McGraw [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							871,807
PEO | McGraw [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(18,427)
PEO | McGraw [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(15,660)
PEO | McGraw [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(29,099)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,442)	(46,401)	0	(23,279)	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(750,553)	(750,256)	(658,486)	(646,352)	(541,701)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			505,516	725,492	748,477	750,699	642,035
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,813	(110,060)	(9,615)	86,005	(30,364)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,685	(47,427)	(24,189)	38,249	(57,226)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (24,192)	$ (143,854)	$ (272,547)	$ (61,765)	$ (15,348)